Employee benefits - Summary of Employee Benefits Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee benefits	$ 580	$ 521	$ 494
Share-based payments	20	23	39
Defined contribution plan costs	57	51	53
Defined benefit plan expense	17	7	17
Total employee benefits expense including share based payments expense	$ 674	$ 602	$ 603